INCOME TAXES (Schedule of Deferred Income Tax Assets and Liabilities) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carrying forward	$ 18,481,333	$ 17,930,359
Total deferred tax assets	18,481,333	17,930,359
Valuation allowance on deferred tax assets	(18,481,333)	(17,777,605)	(18,238,463)	(4,284,387)
Net deferred tax assets (non-current)		$ 152,754